Segment information (Tables)	12 Months Ended
Mar. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments
The following table presents key performance information of the Company’s reportable operating segments:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Revenue
DTC	998.9	950.7	807.3
Wholesale	260.8	312.3	373.8
Other	88.7	70.8	35.9
Total segment revenue	1,348.4	1,333.8	1,217.0

Operating income
DTC	408.2	387.1	347.4
Wholesale	87.3	114.0	131.2
Other	12.7	14.0	10.5
Total segment operating income	508.2	515.1	489.1
The following table reconciles the Company’s reportable total segment operating income to income before income taxes:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Total segment operating income	508.2	515.1	489.1
Corporate expenses	(344.1)	(390.6)	(341.5)
Total operating income	164.1	124.5	147.6
Net interest, finance and other costs	36.0	48.8	54.1
Income before incomes taxes	128.1	75.7	93.5
The following table summarizes depreciation and amortization in SG&A expenses of each reportable operating segment and depreciation and amortization included in corporate expenses:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Depreciation and amortization expense
DTC	100.6	96.5	81.6
Wholesale	3.6	3.9	3.9
Other	0.9	—	—
Total segment depreciation and amortization expense	105.1	100.4	85.5
Corporate expenses	16.6	15.8	14.9
Total depreciation and amortization expense	121.7	116.2	100.4

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Canada	240.6	246.3	241.0
United States	338.9	324.6	340.2
North America	579.5	570.9	581.2
Greater China[1]	426.5	422.2	287.3
Asia Pacific (excluding Greater China1)	111.3	84.7	66.9
Asia Pacific	537.8	506.9	354.2
EMEA[2]	231.1	256.0	281.6
Total revenue	1,348.4	1,333.8	1,217.0
1.Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2.EMEA comprises Europe, the Middle East, Africa, and Latin America.
The Company’s non-current, non-financial assets (comprising of property, plant and equipment, intangible assets and right-of-use assets) are geographically located as follows:

	Year ended
	March 30, 2025	March 31, 2024
	$	$
Canada	202.2	222.1
United States	118.7	140.7
North America	320.9	362.8
Greater China[1]	60.0	63.6
Asia Pacific (excluding Greater China1)	47.5	34.1
Asia Pacific	107.5	97.7
EMEA[2]	145.3	126.2
Non-current, non-financial assets	573.7	586.7
1.Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2.EMEA comprises Europe, the Middle East, Africa, and Latin America.